Deferred Charges, net - Summary of Movement in Deferred Charges (Details) $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Debt Issuance Costs, Net [Abstract]
Deferred charges, beginning balance	$ 358
Amortization of special survey costs	(54)
Deferred charges, ending balance	$ 304